Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Summary of Share Capital	Issued shares

	June 30, 2025	December 31, 2024
	Number of shares	Number of shares
Ordinary shares	54,737,043	54,379,491
	54,737,043	54,379,491